Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (5,458,785)	$ (2,584,782)	$ (9,160,893)	$ (2,933,543)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	(37,007)		37,007
Depreciation and amortization	509,610	499,639	711,076	210,892
Deferred rent	(2,206)	3,308	(13,233)	(8,708)
Gain on derivative liability			21,220
Interest expense converted to promissory notes - related party	31,150		32,402
Loss on impairment of assets		679,535	4,906,217	0
Unrealized loss on derivative liability	20,579	23,677
Realized loss on derivative instrument	(49,457)	(70,887)	(60,246)
Accretion of debt discount	590,611	231,094	429,642
Series A Preferred Stock issued for services	300,000
Warrant expense	589,158	77,500	77,500
Stock based compensation	792,924
Amortization of financing costs	43,749
Gain on extinguishment of liabilities	(657,498)
Gain on extinguishment of related party interest	(157,330)
Common stock issued for debt		13,187	13,187
Loss on acquisition of El Toro				717,011
Consulting expense converted to subordinated notes payable to stockholders				217,008
Amortization of deferred financing costs				57,388
Units issued with debt				5,594
Deferred tax liability			(71,294)	71,294
Changes in assets and liabilities
Accounts receivable	(1,245,242)	(367,057)	(187,426)
Federal alternative fuels tax credit receivable	67,713	13,000
Alternative fuels tax credit receivable			(632,815)	(15,214)
Other assets	(244,065)	(5,358)	42,019	22,711
Other long-term assets			50,066
Due from related parties				21,986
Accounts payable	(462,258)	502,919	961,220	653,841
Accounts payable - related party	(72,493)	149,276	148,778	218,409
Accrued expenses	1,211,128	50,259	1,041,125	93,766
Accrued interest related party	234,691	297,287	763,053	30,597
Adjustments to reconcile net loss to net cash used in operating activities, total	1,463,757	2,097,379	8,269,498	2,296,575
Net cash used in operating activities	(3,995,028)	(487,403)	(891,395)	(636,968)
Cash flows from investing activities
Purchase of equipment				(41,524)
Construction in progress		(144,827)		(79,354)
Cash deficit acquired from Thunder Ridge Transport, Inc.	(229,736)			(57)
Deposits			8,757
Net cash used in investing activities	(229,736)	(144,827)	8,757	(120,935)
Cash flows from financing activities
Advances from stockholders			332,859	37,500
Proceeds from sale of common stock and issuance of warrants	2,500,000		310,000
Proceeds from secured convertible promissory notes	4,005,000
Debt issuance costs	(524,987)
Payments on working capital notes - related party	(250,000)
Payments of principal on long-term debt	(134,957)	(70,519)	(101,298)	(105,011)
Payments on fuel advance	(7,674)
Payments on promissory note - stockholder	(5,130)
Payments on promissory note - related party		(11,685)
Payments on subordinated convertible senior notes payable to stockholders	(800,000)
Advances from factoring	480,210
Proceeds from sale of common stock and issuance of warrants		310,000
Subordinated convertible senior notes payable to members		400,000	400,000	1,000,000
Advances from related party		70,258
Line-of-credit				(150,000)
Net cash provided by financing activities	5,262,462	698,054	941,561	782,489
Net increase in cash and cash equivalents	1,037,698	65,824	58,923	24,586
Cash and cash equivalents - beginning of year	83,867	24,944	24,944	358
Cash and cash equivalents - end of period	$ 1,121,565	$ 90,768	$ 83,867	$ 24,944